Risk Administration (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of risk management [Abstract]
Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Text Block]
The Company’s financial liabilities expiring as of December 31, 2019 and December 31, 2018 based on non-discounted contractual cash flows are summarized as follows:

As of December 31, 2019	Book value (*)	Contractual flows maturities
		0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities no derivative
Bank borrowings	142,196,520	20,991,920	33,633,237	84,363,883	10,396,997	966,733	150,352,770
Bond payable	140,551,686	4,932,819	4,878,698	18,973,584	18,107,650	163,272,427	210,165,178
Lease liabilities	33,070,356	1,393,064	4,581,643	6,652,459	4,049,398	26,579,745	43,256,309
Deposits for return of bottles and containers	13,290,754	-	13,290,754	-	-	-	13,290,754
Sub-Total	329,109,316	27,317,803	56,384,332	109,989,926	32,554,045	190,818,905	417,065,011
Hedgin derivative
Derivative financial instruments	240,394	229,726	10,668	-	-	-	240,394
Derivative hedge liabilities	805,306	460,503	439,381	-	-	-	899,884
Sub-Total	1,045,700	690,229	450,049	-	-	-	1,140,278
Total	330,155,016	28,008,032	56,834,381	109,989,926	32,554,045	190,818,905	418,205,289

As of December 31, 2018	Book value (*)	Contractual flows maturities
		0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities no derivative
Bank borrowings	113,360,982	4,171,430	38,017,422	20,574,967	59,839,650	3,381,796	125,985,265
Bond payable	139,362,478	2,349,873	4,855,854	18,896,434	18,053,262	167,691,118	211,846,541
Financial leases obligations	17,912,134	241,724	725,183	1,911,683	1,909,956	23,078,634	27,867,180
Deposits for return of bottles and containers	13,967,995	-	13,967,995	-	-	-	13,967,995
Sub-Total	284,603,589	6,763,027	57,566,454	41,383,084	79,802,868	194,151,548	379,666,981
Hedgin derivative
Derivative financial instruments	4,997,124	4,997,124	-	-	-	-	4,997,124
Derivative hedge liabilities	1,351,530	639,032	620,516	424,299	-	-	1,683,847
Sub-Total	6,348,654	5,636,156	620,516	424,299	-	-	6,680,971
Total	290,952,243	12,399,183	58,186,970	41,807,383	79,802,868	194,151,548	386,347,952

(*) View current and non-current book value in
Note 7 – Financial Instruments
.